INITIAL PUBLIC OFFERING - Additional Information (Detail) - $ / shares			3 Months Ended		5 Months Ended	9 Months Ended
	Mar. 10, 2021	Mar. 08, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 08, 2021	Sep. 30, 2021	Oct. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Number of units sold		22,000,000	24,300,287		999,713
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold	2,300,287			22,000,000	22,000,000	24,300,287
Purchase price, per unit		$ 10.00		$ 10.00	$ 10.00	$ 10.00	$ 10.00
Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit				1	1	1
Number of warrants in a unit				0.25	0.25	0.25
Number of shares issuable per warrant		1		1	1	1
Exercise price of warrants		$ 11.50		$ 11.50	$ 11.50	$ 11.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold	2,300,287			25,300,000	2,300,287	3,300,000
Purchase price, per unit		$ 10.00			$ 10.00	$ 10.00